Business Combinations	9 Months Ended
Sep. 30, 2024
Business Combinations
Business Combinations

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

19.Business Combinations

For acquisitions that meet the definition of a business combination, with the exception of the additional stages of the Kuwait Acquisition which are accounted for as assets acquisition, the Group applies the acquisition accounting method where assets acquired and liabilities assumed are recorded at fair value at the date of each acquisition, and the results of operations are included with those of the Group from the dates of the respective acquisitions. The Group completed one additional stage of the Kuwait Acquisition in 2023. There were no acquisitions during the nine month period ended September 30, 2024.

IHS Kuwait Limited

In the 2020 financial year IHS GCC KW Holding Limited (“IHS GCC KW”), a subsidiary of IHS Holding Limited completed the first two stages of the acquisition of 1,620 towers from Mobile Telecommunications Company K.S.C.P. (“Zain Kuwait”) comprising 1,162 towers. During April 2021, October 2021, September 2022 and August 2023 IHS GCC KW completed the third, fourth, fifth and sixth stages of the acquisition of 1,620 towers from Zain Kuwait comprising 67, 126, 43 and 101 towers respectively.

As part of the transaction, some towers that we have not purchased are managed and operated under a Managed Services agreement, and currently comprise approximately 121 towers. IHS GCC KW transferred the purchase right to IHS Kuwait Limited for the Construction, Erection and Maintenance of Wired and Wireless Communication and Radar Towers and Stations with Limited Liability (“IHS Kuwait”) who operates the towers as a standalone business. As part of the agreement, IHS Kuwait also assumed existing supplier contracts and land leases, allowing it to apply the Group business processes and deliver services immediately after the assignment of the towers.

As part of the agreement, Zain Kuwait subscribed for shares in IHS GCC KW representing 30% of the share capital of IHS GCC KW by issuing a loan note to IHS GCC KW. The acquisition is consistent with the Group’s strategy to expand in selected geographic areas.

The following table summarizes the consideration paid and the fair value of assets and liabilities acquired at the acquisition date of the 101 towers acquired in 2023.

2023
$’000

Gross consideration	6,408
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW	(1,922)
Net cash consideration for 70% controlling interest in the acquired towers	4,486

Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	5,576
Customer-related assets	2,224
Network-related assets	766
Trade and other payables	(2,158)
Total identifiable net assets acquired (at 100%)	6,408

Goodwill	—

Non-controlling interest portion of above at 30%	1,922